Segment Information - Additional Information (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended
Apr. 30, 2021 segment item
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Number of learning paths (channels) in skillsoft | item	700